Goldman Sachs Mid Cap Growth Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.64%	12.48%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	4.67%	11.58%
Performance Inception Date	Jan. 09, 2006